K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

October 9, 2015
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
File Nos. 002-98409; 811-04325

Ladies and Gentlemen:
Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Life Series Cash Management Fund, First Investors Life Series Equity Income Fund, First Investors Life Series Fund For Income, First Investors Life Series Government Fund, First Investors Life Series Growth & Income Fund, First Investors Life Series International Fund, First Investors Life Series Investment Grade Fund, First Investors Life Series Limited Duration High Quality Bond Fund, First Investors Life Series Opportunity Fund, First Investors Life Series Real Estate Fund, First Investors Life Series Select Growth Fund, First Investors Life Series Special Situations Fund, First Investors Life Series Target Maturity 2015 Fund and First Investors Life Series Total Return Fund (the “Funds”), each a series of First Investors Life Series Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on September 18, 2015, and effective on September 21, 2015 (Accession Number: 0000898432-15-001095), which is incorporated herein by reference.

            If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.